Schedule of Investments (unaudited) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.7%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$200	$237,122
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	50	59,180
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	150	170,918
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	100	120,232
Series 2019-GC43, Class A4, 3.04%, 11/10/52	490	546,530
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(a)	130	134,579
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47 (Call 05/10/24)	140	152,677
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 08/15/48	275	307,465
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	110	125,361
UBS Commercial Mortgage Trust, Series 2018-C08,
Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	144,768
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	170	177,756
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 10/15/25)	50	56,038
Series 2020-C56, Class A5, 2.45%, 06/15/53	30	32,138

		2,264,764

Total Collaterized Mortgage Obligations — 1.7% (Cost: $2,109,086)		2,264,764

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	10	10,228
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	10	12,006
Lamar Media Corp. 3.75%, 02/15/28 (Call 02/15/23)	10	10,086
4.00%, 02/15/30 (Call 02/15/25)	5	5,200
4.88%, 01/15/29 (Call 01/15/24)	5	5,291
5.75%, 02/01/26 (Call 02/01/21)	5	5,181
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	5	3,901
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	35	39,729
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(b)	5	4,972
5.00%, 08/15/27 (Call 08/15/22)(b)	10	10,235
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	15	16,267

		123,096

Aerospace & Defense — 0.5%
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(b)	5	5,677
Boeing Co. (The)
2.80%, 03/01/27 (Call 12/01/26)	10	10,047
3.10%, 05/01/26 (Call 03/01/26)	15	15,549
3.25%, 03/01/28 (Call 12/01/27)	5	5,109
5.04%, 05/01/27 (Call 03/01/27)	65	74,295
5.15%, 05/01/30 (Call 02/01/30)	25	29,467

Security	Par (000)	Value

Aerospace & Defense (continued)
Embraer Netherlands Finance BV, 5.40%, 02/01/27	$5	$5,297
General Dynamics Corp.
3.63%, 04/01/30 (Call 01/01/30)	25	29,877
3.75%, 05/15/28 (Call 02/15/28)	25	29,392
Howmet Aerospace Inc., 6.75%, 01/15/28	10	11,889
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	11,090
3.85%, 12/15/26 (Call 09/15/26)	2	2,306
4.40%, 06/15/28 (Call 03/15/28)	14	16,808
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	45	51,010
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	20	22,428
3.25%, 01/15/28 (Call 10/15/27)	29	32,731
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	25	27,989
3.50%, 03/15/27 (Call 12/15/26)(b)	25	28,444
4.13%, 11/16/28 (Call 08/16/28)	35	41,706
Signature Aviation U.S. Holdings Inc., 4.00%, 03/01/28 (Call 03/01/23)(b)	15	15,024
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	25	24,075
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	25	25,817
6.25%, 03/15/26 (Call 03/15/22)(b)	75	79,482
7.50%, 03/15/27 (Call 03/15/22)	10	10,714
8.00%, 12/15/25 (Call 04/08/22)(b)	15	16,393

		622,616

Agriculture — 0.3%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	10	10,778
4.80%, 02/14/29 (Call 11/14/28)	60	72,005
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	10,875
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	50	51,503
3.46%, 09/06/29 (Call 06/06/29)	20	21,931
3.56%, 08/15/27 (Call 05/15/27)	37	41,101
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	5	5,496
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	28,417
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	10	10,900
3.13%, 08/17/27 (Call 05/17/27)	10	11,184
3.38%, 08/15/29 (Call 05/15/29)	75	85,901
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/21)(b)	8	8,573

		358,664

Airlines — 0.3%
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	50	54,071
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	3	2,844
Series 2015-1, Class A, 3.38%, 11/01/28	22	18,751
Series 2016-2, Class AA, 3.20%, 12/15/29	4	3,982
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)	10	9,337
7.38%, 01/15/26 (Call 12/15/25)	20	22,469
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	50	53,802
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	25	26,556
5.13%, 06/15/27 (Call 04/15/27)	50	58,090

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
United Airlines Pass Through Trust
Series 2016-2, Class AA, 2.88%, 04/07/30	$4	$4,086
Series 2020-1, Class A, 5.88%, 04/15/29	100	106,035

		360,023

Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(b)	10	10,748
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	15	16,370
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	25	26,504
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	10	9,939
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	5	5,309

		68,870

Auto Manufacturers — 0.4%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(b)	5	5,286
5.88%, 06/01/29 (Call 06/01/24)(b)	5	5,607
American Honda Finance Corp.
2.30%, 09/09/26	10	10,801
3.50%, 02/15/28	16	18,429
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(b)	21	22,679
3.75%, 04/12/28 (Call 01/12/28)(b)	25	28,833
4.15%, 04/09/30 (Call 01/09/30)(b)	50	60,250
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	95	99,498
6.38%, 02/01/29	5	5,467
6.63%, 10/01/28(c)	5	5,764
9.63%, 04/22/30 (Call 01/22/30)	5	6,959
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	40	47,503
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	27,734
5.25%, 03/01/26 (Call 12/01/25)	10	11,687
5.65%, 01/17/29 (Call 10/17/28)	15	18,537
Hyundai Capital America, 6.38%, 04/08/30 (Call 01/08/30)(b)	50	65,192
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(b)	5	5,339
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	10	10,898
Tesla Inc., 5.30%, 08/15/25 (Call 12/31/20)(b)	25	26,030
Toyota Motor Corp., 2.76%, 07/02/29	4	4,488
Toyota Motor Credit Corp., 3.38%, 04/01/30	50	58,439

		545,420

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	10	10,846
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)	25	26,142
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	25	28,763
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(b)	10	10,651
8.50%, 05/15/27 (Call 05/15/22)(b)	20	21,530
Dana Inc., 5.63%, 06/15/28 (Call 06/15/23)	15	16,167
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	5	5,058
5.00%, 05/31/26 (Call 05/31/21)	10	10,198
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	31	34,184
Meritor Inc., 4.50%, 12/15/28 (Call 12/15/23)(b)	5	5,070
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)	10	8,983
7.88%, 01/15/29 (Call 01/15/24)(b)	2	2,205

		179,797

Security	Par (000)	Value

Banks — 4.8%
Bank of America Corp.
2.50%, 02/13/31 (Call 02/13/30)(a)	$60	$63,358
2.59%, 04/29/31 (Call 04/29/30)(a)	50	53,230
3.19%, 07/23/30 (Call 07/23/29)(a)	50	55,778
3.25%, 10/21/27 (Call 10/21/26)	95	105,592
3.42%, 12/20/28 (Call 12/20/27)(a)	25	28,140
3.50%, 04/19/26	35	39,643
3.59%, 07/21/28 (Call 07/21/27)(a)	25	28,282
3.82%, 01/20/28 (Call 01/20/27)(a)	15	17,153
3.97%, 03/05/29 (Call 03/05/28)(a)	10	11,628
3.97%, 02/07/30 (Call 02/07/29)(a)	50	58,604
4.27%, 07/23/29 (Call 07/23/28)(a)	56	66,597
Series L, 4.18%, 11/25/27 (Call 11/25/26)	60	69,294
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	25	28,308
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	10	10,870
2.80%, 05/04/26 (Call 02/04/26)	45	49,787
3.00%, 10/30/28 (Call 07/30/28)	35	39,139
3.25%, 05/16/27 (Call 02/16/27)	55	62,196
Bank of Nova Scotia (The), 4.50%, 12/16/25	60	69,352
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28)(a)	200	239,694
BNP Paribas SA, 3.05%, 01/13/31 (Call 01/13/30)(a)(b)	200	216,928
CIT Group Inc., 6.13%, 03/09/28	5	6,151
Citigroup Inc.
2.98%, 11/05/30 (Call 11/05/29)(a)	50	54,574
3.20%, 10/21/26 (Call 07/21/26)	25	27,732
3.40%, 05/01/26	8	8,951
3.52%, 10/27/28 (Call 10/27/27)(a)	50	56,387
3.67%, 07/24/28 (Call 07/24/27)(a)	25	28,345
3.70%, 01/12/26	10	11,329
3.89%, 01/10/28 (Call 01/10/27)(a)	25	28,495
3.98%, 03/20/30 (Call 03/20/29)(a)	50	58,528
4.08%, 04/23/29 (Call 04/23/28)(a)	17	19,869
4.13%, 07/25/28	25	29,164
4.30%, 11/20/26	10	11,584
4.41%, 03/31/31 (Call 03/31/30)(a)	60	72,398
4.45%, 09/29/27	50	58,653
4.60%, 03/09/26	35	40,865
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	10	10,621
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	50	58,486
Commonwealth Bank of Australia
2.63%, 09/06/26(b)	8	8,758
2.85%, 05/18/26(b)	33	36,423
3.90%, 03/16/28(b)	50	59,337
Credit Suisse Group AG, 4.28%, 01/09/28 (Call 01/09/27)(b)	250	288,125
Deutsche Bank AG, 4.10%, 01/13/26	30	33,066
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	10	10,788
3.95%, 03/14/28 (Call 02/14/28)	25	29,312
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(b) .	5	5,100
Goldman Sachs Group Inc. (The) 2.60%, 02/07/30 (Call 11/07/29)	50	53,891
3.50%, 11/16/26 (Call 11/16/25)	43	48,144
3.69%, 06/05/28 (Call 06/05/27)(a)	35	40,053
3.75%, 02/25/26 (Call 11/25/25)	10	11,346
3.81%, 04/23/29 (Call 04/23/28)(a)	80	92,258
4.22%, 05/01/29 (Call 05/01/28)(a)	45	53,303
HSBC Holdings PLC, 4.04%, 03/13/28 (Call 03/13/27)(a)	200	226,970

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	$50	$53,590
ING Groep NV, 3.95%, 03/29/27	200	230,370
JPMorgan Chase & Co.
2.52%, 04/22/31 (Call 04/22/30)(a)	50	53,429
2.74%, 10/15/30 (Call 10/15/29)(a)	65	70,528
2.95%, 10/01/26 (Call 07/01/26)	30	33,103
2.96%, 05/13/31 (Call 05/13/30)(a)	50	54,522
3.20%, 06/15/26 (Call 03/15/26)	15	16,736
3.51%, 01/23/29 (Call 01/23/28)(a)	30	34,041
3.78%, 02/01/28 (Call 02/01/27)(a)	65	74,540
3.96%, 01/29/27 (Call 01/29/26)(a)	35	40,009
4.01%, 04/23/29 (Call 04/23/28)(a)	85	99,506
4.20%, 07/23/29 (Call 07/23/28)(a)	40	47,516
7.63%, 10/15/26	10	13,570
KeyCorp, 2.55%, 10/01/29	40	43,359
KfW
1.75%, 09/14/29	70	75,197
2.88%, 04/03/28	25	28,822
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	31,960
Series 37, 2.50%, 11/15/27	30	33,576
Macquarie Bank Ltd., 3.90%, 01/15/26(b)	8	9,158
Macquarie Group Ltd.
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	10	11,634
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	25	30,117
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	50	56,803
3.74%, 03/07/29	35	40,827
3.96%, 03/02/28	15	17,644
4.05%, 09/11/28	35	41,601
Mizuho Financial Group Inc., 2.59%, 05/25/31 (Call 05/25/30)(a)	200	213,488
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)	60	65,123
3.13%, 07/27/26	25	27,910
3.59%, 07/22/28 (Call 07/22/27)(a)	50	56,976
3.62%, 04/01/31 (Call 04/01/30)(a)	60	69,808
3.77%, 01/24/29 (Call 01/24/28)(a)	50	57,808
3.88%, 01/27/26	50	57,173
3.95%, 04/23/27	15	17,273
4.35%, 09/08/26	30	35,208
5.00%, 11/24/25	35	41,716
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	10	10,517
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	55	60,101
3.15%, 05/19/27 (Call 04/19/27)	5	5,632
3.45%, 04/23/29 (Call 01/23/29)	85	98,247
Royal Bank of Canada, 4.65%, 01/27/26	55	65,190
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	10	10,823
4.40%, 07/13/27 (Call 04/14/27)	10	11,293
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(d)	200	226,378
State Street Corp. 2.65%, 05/19/26	48	52,746
3.03%, 11/01/34 (Call 11/01/29)(a)	58	63,649
Sumitomo Mitsui Financial Group Inc.
3.01%, 10/19/26	50	55,310
3.36%, 07/12/27	90	101,593
3.54%, 01/17/28	35	39,741

Security	Par (000)	Value

Banks (continued)
3.78%, 03/09/26	$25	$28,491
4.31%, 10/16/28	5	5,989
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)	50	56,182
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)	50	58,236
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	32	35,852
3.10%, 04/27/26 (Call 03/27/26)	5	5,570
Series X, 3.15%, 04/27/27 (Call 03/27/27)	30	33,891
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	27,630
Wells Fargo & Co. 2.57%, 02/11/31 (Call 02/11/30)(a)	60	63,732
2.88%, 10/30/30 (Call 10/30/29)(a)	60	65,051
3.00%, 10/23/26	35	38,530
3.20%, 06/17/27 (Call 06/17/26)(a)	15	16,549
3.58%, 05/22/28 (Call 05/22/27)(a)	45	50,851
4.10%, 06/03/26	30	34,520
4.15%, 01/24/29 (Call 10/24/28)	85	100,714
4.30%, 07/22/27	30	34,967
Westpac Banking Corp.
2.70%, 08/19/26	25	27,505
3.35%, 03/08/27	25	28,434
4.11%, 07/24/34 (Call 07/24/29)(a)	51	57,812

		6,348,946

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	25	28,244
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	10	11,295
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	60	69,420
4.00%, 04/13/28 (Call 01/13/28)	37	43,337
4.75%, 01/23/29 (Call 10/23/28)	35	43,003
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(d)	50	53,123
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	50	49,993
2.13%, 09/06/29	55	58,925
2.25%, 09/01/26	25	27,203
2.90%, 05/25/27	5	5,588
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	20	22,235
3.70%, 12/06/26 (Call 09/06/26)	25	28,555
4.65%, 11/15/28 (Call 08/15/28)	25	30,373
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	7	7,969
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	5	5,444
3.20%, 05/01/30 (Call 02/01/30)	50	56,613
3.43%, 06/15/27 (Call 03/15/27)	5	5,686
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	35	38,126
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	5	5,149
2.38%, 10/06/26 (Call 07/06/26)	90	98,150
2.63%, 07/29/29 (Call 04/29/29)	5	5,531

		693,962

Biotechnology — 0.1%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	80	85,902

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.20%, 11/02/27 (Call 08/02/27)	$2	$2,250
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	5	5,178
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	5	5,072
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	20	22,110
3.65%, 03/01/26 (Call 12/01/25)	40	45,351

		165,863

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	10	10,852
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	10	10,582
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(b)	5	5,400
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)(b)	50	53,274
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(b)	10	10,584
8.00%, 04/15/26 (Call 04/15/21)(b)	5	5,265
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	22,242
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	15	15,890
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/31/20)(b)	25	25,527
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	28,281
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	15	17,502
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	28,622
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	10	10,368
Standard Industries Inc./NJ
4.38%, 07/15/30 (Call 07/15/25)(b)	10	10,569
4.75%, 01/15/28 (Call 01/15/23)(b)	15	15,764
5.00%, 02/15/27 (Call 02/15/22)(b)	10	10,505
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	10	10,457
US Concrete Inc., 5.13%, 03/01/29 (Call 09/01/23)(b)	10	10,299

		301,983

Chemicals — 0.6%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	5	5,331
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	5,309
CF Industries Inc., 4.50%, 12/01/26(b)	35	41,544
Chemours Co. (The), 5.75%, 11/15/28 (Call 11/15/23)(b)	25	25,433
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(d)	200	218,916
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	50	61,574
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	10	11,119
3.25%, 12/01/27 (Call 09/01/27)	35	39,733
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	10,191
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	10	10,285
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29).	10	11,516
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	10	11,133
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(b)	5	5,095
4.50%, 02/01/26 (Call 02/01/21)(b)	25	25,502
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	5	5,930
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	5	5,595
LYB International Finance III LLC, 3.38%, 05/01/30 (Call 02/01/30)	10	11,178
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	20	21,216

Security	Par (000)	Value

Chemicals (continued)
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	$10	$10,434
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	10	11,275
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	10	10,270
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	29,059
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	25	26,761
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	21,923
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	15	16,562
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10	11,087
3.45%, 06/01/27 (Call 03/01/27)	70	79,620
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	5	5,189
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(b)	5	5,290
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	10	11,072
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/15/23)(b)	10	10,537
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	6	7,085

		782,764

Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	15	16,129
9.75%, 07/15/27 (Call 07/15/22)(b)	15	16,633
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	5,124
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(b)	5	5,392
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	5,205
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(b)	5	4,950
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	5	5,267
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	45	51,881
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	5	5,393
ERAC USA Finance LLC, 3.30%, 12/01/26 (Call 09/01/26)(b)	10	11,083
Garda World Security Corp., 9.50%, 11/01/27 (Call 11/01/22)(b)	25	27,875
Gartner Inc., 3.75%, 10/01/30 (Call 10/01/25)(b)	10	10,401
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	10	10,939
4.45%, 06/01/28 (Call 03/01/28)	10	11,835
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	15	15,818
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	10	12,079
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28 (Call 06/15/23)(b)	10	10,683
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	5	5,110
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	5,651
4.25%, 02/01/29 (Call 11/01/28)	5	5,987
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(b)	20	19,589
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(b)	10	10,664
5.88%, 10/01/30 (Call 10/01/25)(b)	10	10,998
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	50	53,671
2.65%, 10/01/26 (Call 08/01/26)	10	10,926
2.85%, 10/01/29 (Call 07/01/29)	5	5,542
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	10	9,866
5.75%, 04/15/26(b)	10	10,872
6.25%, 01/15/28 (Call 01/15/23)(b)	15	15,720

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	$15	$16,051
8.25%, 11/15/26 (Call 11/15/21)(b)	10	10,902
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	10	11,116
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	50	54,375
Service Corp. International/U.S., 3.38%, 08/15/30 (Call 08/15/25)	10	10,256
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	5	5,192
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	25	27,700
United Rentals North America Inc. 3.88%, 11/15/27 (Call 11/15/22)	10	10,480
4.00%, 07/15/30 (Call 07/15/25)	10	10,573
4.88%, 01/15/28 (Call 01/15/23)	25	26,683
5.50%, 05/15/27 (Call 05/15/22)	25	26,857
5.88%, 09/15/26 (Call 09/15/21)	10	10,607
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	45	54,070
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	5	5,438

		671,583

Computers — 0.6%
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	30	30,991
2.05%, 09/11/26 (Call 07/11/26)	5	5,349
2.20%, 09/11/29 (Call 06/11/29)	10	10,779
2.45%, 08/04/26 (Call 05/04/26)	80	87,057
2.90%, 09/12/27 (Call 06/12/27)	40	44,810
3.20%, 05/11/27 (Call 02/11/27)	30	34,027
3.25%, 02/23/26 (Call 11/23/25)	40	44,842
3.35%, 02/09/27 (Call 11/09/26)	10	11,392
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	15	16,055
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	5	5,180
Dell Inc., 7.10%, 04/15/28(c)	5	6,422
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (Call 05/15/27)(b)	60	73,427
6.20%, 07/15/30 (Call 04/15/30)(b)	50	63,309
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	6	6,768
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	50	55,026
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	100	103,454
3.30%, 05/15/26	100	112,776
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/22)(b)	10	10,387
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	10	10,364
5.25%, 10/01/30 (Call 10/01/25)(b)	10	10,557
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	25	26,454
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	5	5,287
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	2	2,217
4.88%, 06/01/27 (Call 03/01/27)	3	3,424
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	5	5,440
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	25	27,313

		813,107

Cosmetics & Personal Care — 0.1%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	5	4,855
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(b)	10	10,751

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	$5	$5,429
Procter & Gamble Co. (The)
2.45%, 11/03/26	10	11,013
2.70%, 02/02/26	2	2,213
2.85%, 08/11/27	10	11,240
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	100	107,129

		152,630

Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(b)	5	5,213
H&E Equipment Services Co., 3.88%, 12/15/28 (Call 12/15/23)(b)	20	20,000
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 12/28/20)	10	10,447
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(b)	10	10,647
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(b)	25	21,028

		67,335

Diversified Financial Services — 0.9%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	10	10,115
Air Lease Corp.
3.63%, 12/01/27 (Call 09/01/27)	25	26,347
4.63%, 10/01/28 (Call 07/01/28)	10	11,189
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	8	8,167
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	25	29,148
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)	43	48,132
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	22,706
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	13	14,374
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Call 03/01/26)(b)	25	25,837
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(b)	25	27,760
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	10	12,273
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)	10	11,130
3.75%, 03/09/27 (Call 02/09/27)	5	5,699
3.80%, 01/31/28 (Call 12/31/27)	50	57,457
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)	25	28,361
3.25%, 05/22/29 (Call 02/22/29)	5	5,710
3.45%, 02/13/26 (Call 11/13/25)	5	5,627
4.00%, 02/01/29 (Call 11/01/28)	5	6,001
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	5	5,935
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	5	5,298
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	25	28,438
4.50%, 01/30/26 (Call 11/30/25)	20	23,009
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	5	5,572
3.75%, 12/01/25 (Call 09/01/25)	30	34,031
Jefferies Group LLC, 6.45%, 06/08/27	15	18,945
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	5	5,824
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	18	19,770
Legg Mason Inc., 4.75%, 03/15/26	15	17,825
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)	5	5,607

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.95%, 06/01/29 (Call 03/01/29)	$14	$15,851
3.35%, 03/26/30 (Call 12/26/29)	50	58,725
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	15	17,184
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (Call 08/15/23)(b)	10	10,334
6.00%, 01/15/27 (Call 01/15/23)(b)	5	5,187
9.13%, 07/15/26 (Call 07/15/21)(b)	10	10,741
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	25	24,869
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(b)	17	17,763
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	56	67,052
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	25	27,288
7.13%, 03/15/26	10	11,512
ORIX Corp., 3.70%, 07/18/27	25	28,294
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	209,986
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(b)	10	10,585
Quicken Loans LLC/Quicken Loans Co-Issuer Inc., 3.63%, 03/01/29 (Call 03/01/24)(b)	10	9,964
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	25	27,383
5.15%, 03/19/29 (Call 12/19/28)	35	41,949
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	90	100,480

		1,221,434

Electric — 1.4%
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	11,545
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	15	16,877
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	5,861
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	28,009
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	5	5,435
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	10	10,947
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	15	15,507
4.63%, 02/01/29 (Call 02/01/24)(b)	5	5,169
5.13%, 03/15/28 (Call 03/15/23)(b)	20	21,029
5.25%, 06/01/26 (Call 06/01/21)(b)	15	15,537
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	5	5,953
Clearway Energy Operating LLC, 5.00%, 09/15/26 (Call 09/15/21)	5	5,197
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	13	14,636
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	5	5,452
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	11,102
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	28,790
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	10	11,853
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	15	17,865
Series C, 3.38%, 04/01/30 (Call 01/01/30)	50	57,181
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	10	11,246
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	13,619
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	10	10,899
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	50	53,439
2.65%, 09/01/26 (Call 06/01/26)	45	48,949
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	25	27,287
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	30	35,103
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	35	38,216
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	50	58,327

Security	Par (000)	Value

Electric (continued)
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	$33	$37,252
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	10	10,807
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	50	54,361
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	6,022
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	25	29,674
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	10	9,559
Series B, 3.90%, 07/15/27 (Call 04/15/27)	35	38,675
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	14	15,545
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	25	27,986
Series B, 2.65%, 09/15/29 (Call 06/15/29)	10	10,963
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	8	9,008
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	5,760
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(b)	50	57,834
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	10	10,974
3.35%, 11/15/27 (Call 08/15/27)	5	5,584
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	50	59,834
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	6,758
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	50	54,275
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	50	54,680
3.55%, 05/01/27 (Call 02/01/27)	10	11,404
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	25	27,505
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	5	5,996
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	15	15,317
6.63%, 01/15/27 (Call 07/15/21)	10	10,544
7.25%, 05/15/26 (Call 05/15/21)	25	26,500
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	15	16,882
3.25%, 05/15/29 (Call 02/15/29)	10	11,478
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	5,806
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	5	5,583
3.70%, 11/15/28 (Call 08/15/28)	5	5,890
Pacific Gas & Electric Co.
3.15%, 01/01/26	50	52,843
4.55%, 07/01/30 (Call 01/01/30)	50	57,168
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	10	10,712
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	5	5,340
5.25%, 07/01/30 (Call 07/01/25)	15	16,343
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	5	5,226
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	11,115
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	29,172
Public Service Electric & Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	30	35,029
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	35	37,890
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	5	5,534

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
6.65%, 04/01/29	$5	$6,332
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,721
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	35	39,176
Series A, 3.70%, 04/30/30 (Call 01/30/30)	50	58,148
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	25	28,712
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	16,200
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(b)	10	8,027
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(b)	10	10,200
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	25	29,508
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	25	27,979
5.00%, 07/31/27 (Call 07/31/22)(b)	10	10,545
5.50%, 09/01/26 (Call 09/01/21)(b)	15	15,699
5.63%, 02/15/27 (Call 02/15/22)(b)	10	10,568

		1,778,673

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	10	10,543
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	15	15,300
4.75%, 06/15/28 (Call 06/15/23)(b)	10	10,463
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(b)	15	16,395
7.25%, 06/15/28 (Call 06/15/23)(b)	15	16,845

		69,546

Electronics — 0.1%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	5	5,514
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	6,065
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	11	12,411
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	5	5,566
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	5	5,544
4.88%, 06/15/29 (Call 03/15/29)	5	5,862
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	11,083
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	25	27,502
2.70%, 08/15/29 (Call 05/15/29)	10	11,208
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	10,647
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(b)	5	5,116
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	5	5,504
3.95%, 01/12/28 (Call 10/12/27)	6	6,699
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	5	5,942
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	10	11,512
4.20%, 09/15/28 (Call 06/15/28)	29	34,727
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(b).	5	5,367
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	5,941

		182,210

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	10	10,879
5.00%, 01/31/28 (Call 07/31/27)(b)	10	11,200

		22,079

Security	Par (000)	Value

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	$15	$16,763
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	5	4,978
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	5	5,155
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	15,676
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28 (Call 07/15/23)(b)	5	5,442
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	10	10,973
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	5	5,496
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(b)	5	5,187
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	10	10,459

		80,129

Entertainment — 0.2%
AMC Entertainment Holdings Inc., 10.50%, 04/24/26 (Call 06/15/22)(b)	6	4,496
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(b)	35	37,233
8.13%, 07/01/27 (Call 07/01/23)(b)	20	21,985
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	5,120
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	5	5,030
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(b)	10	10,538
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(b)	10	9,859
6.50%, 05/15/27 (Call 05/15/23)(b)	15	16,602
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	5	5,317
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(b)	5	5,183
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	5	5,207
Scientific Games International Inc.
5.00%, 10/15/25 (Call 12/28/20)(b)	25	25,697
7.25%, 11/15/29 (Call 11/15/24)(b)	10	10,624
8.25%, 03/15/26 (Call 03/15/22)(b)	5	5,360
8.63%, 07/01/25 (Call 07/01/22)(b)	5	5,400
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/22)(b)(c)	5	5,032
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(b)	10	10,577
WMG Acquisition Corp., 3.88%, 07/15/30 (Call 07/15/25)(b)	5	5,163
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(b)	25	25,389

		219,812

Environmental Control — 0.1%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	5	5,337
6.00%, 01/01/27 (Call 01/01/22)	5	5,306
GFL Environmental Inc.
4.00%, 08/01/28 (Call 08/01/23)(b)	5	4,975
5.13%, 12/15/26 (Call 12/15/22)(b)	25	26,519
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	28,459
3.95%, 05/15/28 (Call 02/15/28)	20	23,638
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	10	10,388
Waste Connections Inc. 3.50%, 05/01/29 (Call 02/01/29)	9	10,279

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.25%, 12/01/28 (Call 09/01/28)	$5	$5,959
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	40	45,220

		166,080

Food — 0.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	10	10,082
3.50%, 03/15/29 (Call 09/15/23)(b)	15	14,960
4.63%, 01/15/27 (Call 01/15/23)(b)	10	10,531
4.88%, 02/15/30 (Call 02/15/25)(b)	15	16,406
7.50%, 03/15/26 (Call 03/15/22)(b)	5	5,611
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	25	26,121
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	29,344
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	5,157
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	50	55,161
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	5,490
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(b)	100	112,454
6.50%, 04/15/29 (Call 04/15/24)(b)	10	11,457
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	10	11,282
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	56,727
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	35	36,528
3.88%, 05/15/27 (Call 02/15/27)(b)	15	16,231
4.63%, 01/30/29 (Call 10/30/28)	25	28,614
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	15	17,350
4.50%, 01/15/29 (Call 10/15/28)	5	6,156
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(b)	10	11,100
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)	5	5,789
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	32	36,107
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	25	29,905
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(b)	5	5,384
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(b)	25	26,108
5.63%, 01/15/28 (Call 12/01/22)(b)	10	10,639
5.75%, 03/01/27 (Call 03/01/22)(b)	25	26,404
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	5	5,237
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(b)	25	29,620
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	5	5,233
3.25%, 07/15/27 (Call 04/15/27)	10	11,088
3.30%, 07/15/26 (Call 04/15/26)	15	16,596
5.95%, 04/01/30 (Call 01/01/30)	50	66,106
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	10	10,151
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	15	17,170
4.00%, 03/01/26 (Call 01/01/26)	50	57,722
4.35%, 03/01/29 (Call 12/01/28)	35	42,509
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	5	5,190

		893,720

Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	25	26,291

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	2	2,082
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	11,418

Security	Par (000)	Value

Forest Products & Paper (continued)
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	$60	$63,969
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	30	34,061

		111,530

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	25	27,441
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	27,622
3.15%, 08/01/27 (Call 05/01/27)(b)	10	11,079
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	11,731
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	20	20,679
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	28,239
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	10	10,795

		137,586

Hand & Machine Tools — 0.0%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	5	5,364

Health Care - Products — 0.3%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	35	40,863
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	15	15,813
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)(b)	5	5,977
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	60	64,382
3.75%, 03/01/26 (Call 01/01/26)	12	13,621
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	5,516
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	10	11,911
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	25	26,019
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	15	15,244
4.63%, 02/01/28 (Call 02/01/23)(b)	5	5,314
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	5	5,681
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(b)	5	5,331
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	30	33,838
3.65%, 03/07/28 (Call 12/07/27)	12	13,850
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	15	15,900
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	40	44,440
3.65%, 12/15/25 (Call 09/15/25)	5	5,635
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	5	5,123

		334,458

Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	5	5,287
5.50%, 07/01/28 (Call 07/01/23)(b)	10	10,648
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	35	38,563
3.65%, 12/01/27 (Call 09/01/27)	30	34,429
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 12/28/20)(b)	25	25,528
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	15	15,787
3.38%, 02/15/30 (Call 02/15/25)	40	41,974
4.25%, 12/15/27 (Call 12/15/22)	20	21,137
4.63%, 12/15/29 (Call 12/15/24)	45	49,402

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(b)	$5	$5,258
5.50%, 04/01/26 (Call 04/01/21)(b)	25	26,313
CHS/Community Health Systems Inc.
8.00%, 03/15/26 (Call 03/15/22)(b)	50	52,497
8.00%, 12/15/27 (Call 12/15/22)(b)	10	10,431
DaVita Inc.,
4.63%, 06/01/30 (Call 06/01/25)(b)	20	21,073
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	15	15,703
4.75%, 02/01/30 (Call 02/01/25)	10	10,649
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	25	25,900
4.13%, 06/15/29 (Call 03/15/29)	50	57,738
5.25%, 06/15/26 (Call 12/15/25)	40	47,224
5.63%, 09/01/28 (Call 03/01/28)	25	29,311
5.88%, 02/01/29 (Call 08/01/28)	5	5,979
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	25	27,802
3.95%, 03/15/27 (Call 12/15/26)	8	9,211
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	12	13,724
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	10,704
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	10,583
4.38%, 06/15/28 (Call 06/15/23)(b)	10	10,487
Providence Service Corp. (The), 5.88%, 11/15/25 (Call 11/15/22)(b)	5	5,307
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	5,332
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	5	5,649
4.20%, 06/30/29 (Call 03/30/29)	5	5,940
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	27,473
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	25	26,675
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	10	10,070
Tenet Healthcare Corp.
4.88%, 01/01/26 (Call 03/01/22)(b)	25	25,879
5.13%, 11/01/27 (Call 11/01/22)(b)	20	20,960
6.13%, 10/01/28 (Call 10/01/23)(b)	35	35,566
6.25%, 02/01/27 (Call 02/01/22)(b)	10	10,496
Toledo Hospital (The), Series B, 5.33%, 11/15/28	5	5,767
UnitedHealth Group Inc.
2.88%, 08/15/29	50	56,564
2.95%, 10/15/27	20	22,438
3.10%, 03/15/26	8	8,985
3.88%, 12/15/28	25	30,120

		936,563

Holding Companies - Diversified — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (Call 11/15/26)	15	15,835
6.38%, 12/15/25 (Call 12/28/20)	25	25,762
Swire Pacific MTN Financing Ltd., 3.88%, 09/21/25(d)	200	219,374

		260,971

Home Builders — 0.2%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(b)	5	4,960
6.25%, 09/15/27 (Call 09/15/22)(b)	5	5,283

Security	Par (000)	Value

Home Builders (continued)
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	$5	$5,379
KB Home
4.80%, 11/15/29 (Call 05/15/29)	10	11,063
6.88%, 06/15/27 (Call 12/15/26)	5	5,903
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	25	29,560
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	25	26,278
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	5	5,426
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	10	10,860
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	30,062
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)(b)	5	5,206
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	5	5,567
5.75%, 01/15/28 (Call 10/15/27)(b)	25	28,353
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	5	5,552
4.88%, 03/15/27 (Call 12/15/26)	5	5,746
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)	5	5,461
5.70%, 06/15/28 (Call 12/15/27)	5	5,682
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	5	5,193
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	10	10,831

		212,365

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	10	10,835
4.40%, 03/15/29 (Call 12/15/28)	5	5,713
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	5	6,129

		22,677

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	5	6,197
Central Garden & Pet Co., 4.13%, 10/15/30 (Call 10/15/25)	5	5,272
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	16,526
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	20	23,625
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	5	5,777
3.95%, 11/01/28 (Call 08/01/28)	5	6,040
Spectrum Brands Inc., 5.50%, 07/15/30 (Call 07/15/25)(b)	10	10,902

		74,339

Housewares — 0.0%
Newell Brands Inc., 4.70%, 04/01/26 (Call 01/01/26)	30	32,309

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 12/31/20)(b)	10	10,277
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	10	11,100
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	5	5,094
6.75%, 10/15/27 (Call 10/15/22)(b)	15	16,082
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	15	16,924
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	50	57,067
3.90%, 04/01/26 (Call 01/01/26)	75	85,714
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(b)	5	5,403
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	54,636
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	28,583
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	25	29,065

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	$25	$27,657
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	27,756
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30 (Call 12/12/29)	5	5,264
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	40	44,891
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	15	16,304
5.63%, 05/15/30 (Call 02/15/30)	5	6,148
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	28,247
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	11,935
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(a)	5	5,159
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	5	5,581
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	50	59,043
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	25	27,726
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	100	111,168
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	5	5,375
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	5,975
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	25	29,440
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	5,496
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	5	5,214
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	30,614
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	34,075
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	8	9,146
Manulife Financial Corp., 4.15%, 03/04/26	25	29,252
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	27,905
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	20	22,823
4.38%, 03/15/29 (Call 12/15/28)	56	68,472
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	5,479
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	90	112,982
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	5,326
New York Life Global Funding, 3.00%, 01/10/28(b)	25	27,977
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	5	5,705
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	50	52,476
Principal Life Global Funding II
2.50%, 09/16/29(b)	5	5,424
3.00%, 04/18/26(b)	15	16,712
Progressive Corp. (The), 2.45%, 01/15/27	25	27,148
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	5	5,794
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	25	29,483
4.50%, 09/15/47 (Call 09/15/27)(a)	25	27,501
Prudential PLC, 3.13%, 04/14/30	50	57,073
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	5	5,305
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	10	11,504
3.95%, 09/15/26 (Call 06/15/26)	5	5,709
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	11,330
Voya Financial Inc., 3.65%, 06/15/26	20	22,921
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	10	11,056

		1,417,516

Internet — 0.6%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	40	42,921

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)	$60	$68,198
5.20%, 12/03/25 (Call 09/03/25)	20	24,220
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	5	4,949
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	5	5,013
6.13%, 12/01/28 (Call 12/01/23)(b)	5	5,133
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	5	5,683
4.63%, 04/13/30 (Call 01/13/30)	50	61,530
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	5	5,171
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	28,699
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	30	33,991
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	25	25,345
5.00%, 02/15/26 (Call 11/15/25)	15	16,458
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	5	5,244
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(b)	10	10,409
4.63%, 06/01/28 (Call 06/01/23)(b)	5	5,258
5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,460
Netflix Inc.
4.38%, 11/15/26(c)	25	27,700
4.88%, 04/15/28	10	11,450
4.88%, 06/15/30 (Call 03/15/30)(b)	15	17,375
5.38%, 11/15/29(b)	10	11,936
5.88%, 11/15/28	25	30,199
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	5	5,009
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	28,211
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	227,838
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(b)	10	10,669
7.50%, 09/15/27 (Call 09/15/22)(b)	5	5,455
8.00%, 11/01/26 (Call 11/01/21)(b)	20	21,585
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	26,758

		777,867

Iron & Steel — 0.1%
ArcelorMittal SA, 6.13%, 06/01/25(c)	25	29,149
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(b)	5	5,250
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	10	10,583
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23).	10	10,952
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (Call 03/15/22)(b)	25	26,972
9.88%, 10/17/25 (Call 10/17/22)(b)	10	11,659
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	25,994
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(b)	15	17,097
Vale Overseas Ltd., 6.25%, 08/10/26	30	36,939

		174,595

Leisure Time — 0.1%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(b)	15	15,875
9.88%, 08/01/27 (Call 02/01/24)(b)	30	35,164
10.50%, 02/01/26 (Call 08/01/23)(b)	10	11,808

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
NCL Corp. Ltd., 10.25%, 02/01/26 (Call 08/01/23)(b)	$15	$17,045

		79,892

Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	10	10,136
6.00%, 08/15/26 (Call 08/15/21)	10	10,399
6.38%, 04/01/26 (Call 04/01/21)	25	25,948
Hilton Domestic Operating Co. Inc.
4.88%, 01/15/30 (Call 01/15/25)	10	10,784
5.13%, 05/01/26 (Call 05/01/21)	25	25,904
5.75%, 05/01/28 (Call 05/01/23)(b)	25	27,010
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	5	5,445
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	26,190
Marriott International Inc./MD
4.63%, 06/15/30 (Call 03/15/30)	25	28,845
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	6,506
Marriott Ownership Resorts Inc.
4.75%, 01/15/28 (Call 09/15/22)	10	10,079
6.13%, 09/15/25 (Call 05/15/22)(b)	5	5,335
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	4	4,114
4.75%, 10/15/28 (Call 07/15/28)	10	10,414
5.50%, 04/15/27 (Call 01/15/27)	17	18,194
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(b)	10	9,852
Wyndham Destinations Inc. 4.63%, 03/01/30 (Call 12/01/29)(b)	5	5,169
6.00%, 04/01/27 (Call 01/01/27)	5	5,493
6.63%, 07/31/26 (Call 04/30/26)(b)	10	11,210
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	5	5,122
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(b)	20	20,200

		282,349

Machinery — 0.2%
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/23)(b)	10	10,409
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	10	11,120
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	50	57,494
John Deere Capital Corp.
2.25%, 09/14/26	5	5,390
2.45%, 01/09/30	5	5,508
3.45%, 03/07/29	5	5,845
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	5	5,388
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	5	5,202
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	5	5,403
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)	85	90,981
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	5,833
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(b)	10	10,431
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	29,230
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	10	11,197

		259,431

Manufacturing — 0.3%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	15	16,174
2.38%, 08/26/29 (Call 05/26/29)	10	10,886
2.88%, 10/15/27 (Call 07/15/27)	25	27,847
3.63%, 09/14/28 (Call 06/14/28)	5	5,845

Security	Par (000)	Value

Manufacturing (continued)
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/22)(b)	$20	$17,047
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	5	5,677
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(b)	5	5,637
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)	50	55,016
3.63%, 05/01/30 (Call 02/01/30)	50	55,944
5.55%, 01/05/26	5	5,967
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	15	16,582
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	25	27,808
3.25%, 06/14/29 (Call 03/14/29)	5	5,679
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	5,944
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	30	32,976
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	35	41,322

		336,351

Media — 1.2%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	10	10,425
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30 (Call 02/15/25)(b)	30	31,607
4.75%, 03/01/30 (Call 09/01/24)(b)	35	37,142
5.00%, 02/01/28 (Call 08/01/22)(b)	15	15,818
5.13%, 05/01/27 (Call 05/01/22)(b)	50	52,604
5.38%, 06/01/29 (Call 06/01/24)(b)	20	21,856
5.50%, 05/01/26 (Call 05/01/21)(b)	25	26,037
5.75%, 02/15/26 (Call 02/15/21)(b)	25	25,882
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	50	57,516
5.05%, 03/30/29 (Call 12/30/28)	20	24,218
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(b)	15	15,150
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	10,739
3.15%, 03/01/26 (Call 12/01/25)	25	27,857
3.15%, 02/15/28 (Call 11/15/27)	35	39,387
3.30%, 02/01/27 (Call 11/01/26)	25	28,231
3.40%, 04/01/30 (Call 01/01/30)	50	57,818
4.15%, 10/15/28 (Call 07/15/28)	60	72,199
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(b) .	25	28,241
CSC Holdings LLC, 5.38%, 02/01/28 (Call 02/01/23)(b)	200	212,460
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	40	30,992
6.63%, 08/15/27 (Call 08/15/22)(b)(c)	20	11,470
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	35	39,629
4.90%, 03/11/26 (Call 12/11/25)	30	35,103
DISH DBS Corp.
7.38%, 07/01/28 (Call 07/01/23)	10	10,837
7.75%, 07/01/26	20	22,830
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	60	72,579
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	10	10,506
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	10	10,157
5.88%, 07/15/26 (Call 07/15/21)(b)	25	26,225
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	15	15,173
8.38%, 05/01/27 (Call 05/01/22)	15	15,936
Liberty Interactive LLC, 8.25%, 02/01/30	10	10,988
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	25	24,869

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	$15	$15,447
5.63%, 07/15/27 (Call 07/15/22)(b)	10	10,653
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	10	10,418
6.50%, 09/15/28 (Call 09/15/23)(b)	20	21,279
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(b)	15	15,770
5.00%, 08/01/27 (Call 08/01/22)(b)	25	26,323
5.38%, 07/15/26 (Call 07/15/21)(b)	25	26,077
TCI Communications Inc., 7.13%, 02/15/28	5	6,961
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	20	20,418
5.00%, 09/15/29 (Call 09/15/24)	20	21,018
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	11	12,305
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	60	63,061
2.95%, 06/15/27(c)	10	11,105
Univision Communications Inc., 6.63%, 06/01/27 (Call 06/01/23)(b)	15	16,043
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	55	60,013
3.70%, 06/01/28 (Call 03/01/28)	50	56,728
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	25	26,551
Walt Disney Co. (The)
1.75%, 01/13/26	29	30,174
2.20%, 01/13/28	40	42,468

		1,625,293

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	10	10,571

Mining — 0.3%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(b)	10	10,836
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(d)	200	222,104
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	25	27,140
4.63%, 08/01/30 (Call 08/01/25)	10	11,115
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	35	39,100
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	9	9,836
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	5,769
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	10	10,900
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	5,484
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(b)	25	26,521
5.88%, 09/30/26 (Call 09/30/21)(b)	25	26,219
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	14	19,767

		414,791

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 02/15/23)	10	10,029
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	10	10,366

		20,395

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	5,171
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	14	16,162

		21,333

Security	Par (000)	Value

Oil & Gas — 1.9%
Apache Corp.
4.38%, 10/15/28 (Call 07/15/28)	$21	$21,407
4.88%, 11/15/27 (Call 05/15/27)	15	15,669
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/21)(b)	5	4,701
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	25	27,405
3.63%, 04/06/30 (Call 01/06/30)	50	58,360
3.94%, 09/21/28 (Call 06/21/28)	10	11,712
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	16,784
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	38,608
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	10	10,603
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	60	66,496
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	6	6,568
4.38%, 03/15/29 (Call 12/15/28)	10	11,200
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	5	5,052
7.25%, 03/14/27 (Call 03/14/22)(b)	10	10,574
Comstock Resources Inc. 9.75%, 08/15/26 (Call 08/15/21)	20	21,138
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	6	6,835
4.30%, 08/15/28 (Call 05/15/28)	40	47,385
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	30	36,013
6.95%, 04/15/29	19	26,456
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	15	14,935
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	5	5,772
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	30	31,435
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(b)	5	5,140
Ecopetrol SA, 5.38%, 06/26/26 (Call 03/26/26)	100	114,414
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	5	5,149
5.75%, 01/30/28 (Call 01/30/23)(b)	5	5,326
Eni USA Inc., 7.30%, 11/15/27	5	6,523
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	10	11,577
EQT Corp.
5.00%, 01/15/29 (Call 07/15/28)	5	5,286
8.75%, 02/01/30 (Call 11/01/29)	25	31,625
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	50	53,368
3.63%, 09/10/28 (Call 06/10/28)	50	58,184
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	20	21,602
3.04%, 03/01/26 (Call 12/01/25)	25	27,630
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(d)	200	227,588
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	10	10,779
7.88%, 10/01/29	5	6,292
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 12/28/20)(b)	10	9,771
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	15	16,319
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(b)	10	10,117
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	27,154
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	10	11,785
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	10	8,516

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(b)	$15	$14,756
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	25	17,057
10.50%, 05/15/27 (Call 05/15/22)(b)	5	3,472
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	6	6,281
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	5	5,650
3.85%, 01/15/28 (Call 10/15/27)	5	5,790
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	2	1,742
3.40%, 04/15/26 (Call 01/15/26)	25	22,500
3.50%, 08/15/29 (Call 05/15/29)	25	21,869
5.55%, 03/15/26 (Call 12/15/25)	10	9,926
6.63%, 09/01/30 (Call 03/01/30)	15	15,666
8.50%, 07/15/27 (Call 01/15/27)	20	22,090
8.88%, 07/15/30 (Call 01/15/30)	10	11,287
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,726
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 08/15/25 (Call 12/31/20)(b)	5	5,197
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	5	4,249
5.15%, 11/15/29 (Call 08/15/29)	5	4,288
PBF Holding Co. LLC/PBF Finance Corp., Series WI, 6.00%, 02/15/28 (Call 02/15/23)	20	10,500
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/21)	5	4,988
Petrobras Global Finance BV
6.00%, 01/27/28	200	233,482
8.75%, 05/23/26(c)	50	65,066
Petroleos Mexicanos
6.50%, 03/13/27	200	200,682
6.84%, 01/23/30 (Call 10/23/29)	50	48,847
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	25	24,656
Precision Drilling Corp., 7.13%, 01/15/26 (Call 12/16/20)(b)	5	3,301
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	25	23,149
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 12/31/20)(b)	10	10,068
Shell International Finance BV
2.50%, 09/12/26	23	25,075
2.88%, 05/10/26	5	5,521
3.88%, 11/13/28 (Call 08/13/28)	20	23,641
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(d)	200	207,268
Southwestern Energy Co.
7.50%, 04/01/26 (Call 04/01/21)	25	26,013
8.38%, 09/15/28 (Call 09/15/23)	5	5,486
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/15/24)(b)	15	15,462
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	55	61,420
3.46%, 02/19/29 (Call 11/19/28)	5	5,771
Total Capital SA, 3.88%, 10/11/28	4	4,753
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	25	21,205
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	30	32,434
4.00%, 04/01/29 (Call 01/01/29)	20	22,347
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	5,301
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	22,312

Security	Par (000)	Value

Oil & Gas (continued)
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	$15	$15,618
5.25%, 10/15/27 (Call 10/15/22)	5	5,279
5.75%, 06/01/26 (Call 06/01/21)	5	5,270

		2,486,714

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	5,430
3.34%, 12/15/27 (Call 09/15/27)	15	16,538
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	10	10,262
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	11,095
4.00%, 12/21/25 (Call 09/21/25)(b)	7	7,870
4.30%, 05/01/29 (Call 02/01/29)(b)	50	57,394
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	5	5,229

		113,818

Packaging & Containers — 0.3%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	15	14,937
4.88%, 03/15/26 (Call 12/15/25)	5	5,629
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(b)	30	30,807
4.88%, 07/15/26 (Call 07/15/22)(b)	20	21,200
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	15	15,818
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	10	10,874
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(b)	10	10,549
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	10	10,773
Graphic Packaging International LLC
3.50%, 03/15/28(b)	10	10,419
3.50%, 03/01/29 (Call 09/01/28)(b)	5	5,111
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	30	31,800
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	10	10,631
LABL Escrow Issuer LLC, 6.75%, 07/15/26 (Call 07/15/22)(b)	10	10,670
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(b)	10	10,882
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	10	11,064
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(b)	25	25,415
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(b)	5	5,349
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	5	5,188
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	10	11,076
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	10	11,102
4.90%, 03/15/29 (Call 12/15/28)	50	61,357

		330,651

Pharmaceuticals — 1.3%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	15	16,733
3.20%, 11/21/29 (Call 08/21/29)	25	28,292
4.25%, 11/14/28 (Call 08/14/28)	85	102,573
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(b)	10	10,796
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	11,400

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)	$25	$27,548
9.25%, 04/01/26 (Call 04/01/22)(b)	20	22,181
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(b)	10	10,009
5.00%, 02/15/29 (Call 02/15/24)(b)	20	20,139
5.25%, 01/30/30 (Call 01/30/25)(b)	10	10,211
6.25%, 02/15/29 (Call 02/15/24)(b)	20	21,194
7.00%, 01/15/28 (Call 01/15/23)(b)	10	10,795
7.25%, 05/30/29 (Call 05/30/24)(b)	10	11,047
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	25	28,698
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	50	50,179
3.20%, 06/15/26 (Call 04/15/26)	50	56,225
3.40%, 07/26/29 (Call 04/26/29)	50	58,329
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	60	63,842
3.40%, 03/01/27 (Call 12/01/26)	5	5,623
4.38%, 10/15/28 (Call 07/15/28)	60	72,142
CVS Health Corp. 2.88%, 06/01/26 (Call 03/01/26)	57	62,392
3.00%, 08/15/26 (Call 06/15/26)	5	5,501
3.25%, 08/15/29 (Call 05/15/29)	30	33,458
3.63%, 04/01/27 (Call 02/01/27)	5	5,688
4.30%, 03/25/28 (Call 12/25/27)	130	152,875
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	75	87,197
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	5	3,980
9.50%, 07/31/27 (Call 07/31/23)(b)	10	11,011
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	47,535
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	10	10,967
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	27,197
2.95%, 03/03/27 (Call 12/03/26)	10	11,231
6.95%, 09/01/29	10	14,542
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	23,273
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	55	64,198
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	32	37,940
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	2	2,218
3.10%, 05/17/27 (Call 02/17/27)	25	28,101
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	55	59,398
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	50	55,562
2.75%, 06/03/26	30	33,190
3.00%, 12/15/26	35	39,531
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	85	94,948
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	25	23,681
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	40	45,638
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(b)	50	52,951
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	25	27,969
3.90%, 08/20/28 (Call 05/20/28)	14	16,565

		1,716,693

Security	Par (000)	Value

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 03/01/22)(b)	$10	$9,110
7.88%, 05/15/26 (Call 05/15/23)(b)	10	10,028
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	5,638
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	24,872
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	35	40,668
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(b)	20	20,723
Cheniere Energy Partners LP
5.63%, 10/01/26 (Call 10/01/21)	25	26,092
Series WI, 4.50%, 10/01/29 (Call 10/01/24)	15	15,643
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 12/28/20)	5	4,977
DCP Midstream Operating LP
5.63%, 07/15/27 (Call 04/15/27)	15	16,292
8.13%, 08/16/30	5	6,060
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	22	21,558
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	35	40,588
Energy Transfer Operating LP
4.75%, 01/15/26 (Call 10/15/25)	10	11,059
4.95%, 06/15/28 (Call 03/15/28)	60	66,971
5.25%, 04/15/29 (Call 01/15/29)	10	11,310
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	10	9,462
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	10	9,188
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	35	37,853
3.70%, 02/15/26 (Call 11/15/25)	18	20,324
4.15%, 10/16/28 (Call 07/16/28)	75	88,749
EQM Midstream Partners LP
6.00%, 07/01/25 (Call 04/01/25)(b)	10	10,666
6.50%, 07/01/27 (Call 01/01/27)(b)	10	11,027
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	10	10,636
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/21)	10	9,255
7.75%, 02/01/28 (Call 02/01/23)	5	4,622
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)(b)	5	5,341
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	5	5,211
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	35	40,599
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	50	50,847
4.25%, 12/01/27 (Call 09/01/27)	15	17,170
4.80%, 02/15/29 (Call 11/15/28)	4	4,706
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 04/15/26 (Call 04/15/22)	5	2,047
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	27,900
NuStar Logistics LP
6.00%, 06/01/26 (Call 03/01/26)	10	10,553
6.38%, 10/01/30 (Call 04/01/30)	5	5,428
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	35	36,362
4.55%, 07/15/28 (Call 04/15/28)	35	38,768
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	15	15,964
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	5	5,129
Rockies Express Pipeline LLC, 4.80%, 05/15/30 (Call 02/15/30)(b)	10	9,786

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	$40	$45,026
5.00%, 03/15/27 (Call 09/15/26)	15	17,399
5.88%, 06/30/26 (Call 12/31/25)	20	23,974
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	11	12,192
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	35	40,461
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	10	9,482
7.50%, 10/01/25 (Call 10/01/22)(b)	10	10,285
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.38%, 02/01/27 (Call 02/01/22)	5	5,230
5.50%, 03/01/30 (Call 03/01/25)(b)	10	10,875
6.50%, 07/15/27 (Call 07/15/22)	25	27,078
6.88%, 01/15/29 (Call 01/15/24)	10	11,191
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	5	5,403
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	50	58,459
4.25%, 05/15/28 (Call 02/15/28)	25	29,302
4.88%, 01/15/26 (Call 10/15/25)	10	11,840
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)(b)	10	11,077
4.00%, 03/15/28 (Call 12/15/27)	25	28,644
7.85%, 02/01/26 (Call 11/01/25)	10	13,012
Western Midstream Operating LP, 4.75%, 08/15/28 (Call 05/15/28)	25	25,639

		1,215,751

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	30	34,918

Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	23,451
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	10	10,861
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/31/20)(b)	5	5,112
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(b)	10	10,634
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(b)	5	5,417

		55,475

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	30	34,394
3.95%, 01/15/28 (Call 10/15/27)	5	5,769
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	5	5,417
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	50	51,540
2.90%, 01/15/30 (Call 10/15/29)	5	5,460
3.13%, 01/15/27 (Call 10/15/26)	5	5,492
3.55%, 07/15/27 (Call 04/15/27)	5	5,635
4.40%, 02/15/26 (Call 11/15/25)	15	17,323
AvalonBay Communities Inc.
2.95%, 05/11/26 (Call 02/11/26)	10	10,996
3.20%, 01/15/28 (Call 10/15/27)	25	27,754

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	$10	$10,804
2.90%, 03/15/30 (Call 12/15/29)	25	26,500
4.50%, 12/01/28 (Call 09/01/28)	25	29,818
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	30	33,446
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	10	9,141
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	5,933
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	5	5,187
Crown Castle International Corp.
3.80%, 02/15/28 (Call 11/15/27)	45	51,311
4.45%, 02/15/26 (Call 11/15/25)	16	18,453
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	10	10,930
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	10	11,486
3.70%, 08/15/27 (Call 05/15/27)	30	34,476
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	25	23,218
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	5	5,878
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	10	9,873
4.75%, 12/15/26 (Call 09/15/26)	5	5,038
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	50	51,111
3.20%, 11/18/29 (Call 08/18/29)	50	55,190
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	11,137
ESH Hospitality Inc., 4.63%, 10/01/27 (Call 10/01/22)(b)	15	15,261
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	5	5,470
3.38%, 04/15/26 (Call 01/15/26)	25	27,946
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	5	5,416
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/21)	10	7,400
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	10	11,516
5.38%, 04/15/26 (Call 01/15/26)	30	33,884
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	5	5,092
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	50	54,218
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	5	5,578
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	10	10,949
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	10	11,541
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(b)	25	25,948
4.88%, 09/15/29 (Call 09/15/24)(b)	10	10,364
5.25%, 03/15/28 (Call 12/27/22)(b)	10	10,502
5.25%, 07/15/30 (Call 07/15/25)(b)	20	21,255
iStar Inc., 5.50%, 02/15/26 (Call 08/15/22)	5	5,012
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	50	53,077
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	5	5,634
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 12/16/20)(b)	10	9,624
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	10,119
4.63%, 06/15/25 (Call 03/15/25)(b)	15	15,818

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	$10	$11,723
4.20%, 06/15/28 (Call 03/15/28)	10	11,747
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)	10	10,661
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	25	27,421
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	25	27,972
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(b)	10	10,537
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	10	10,681
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	20	22,481
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	10	10,925
3.65%, 01/15/28 (Call 10/15/27)	5	5,669
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	5,242
3.60%, 02/01/27 (Call 11/01/26)	5	5,467
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)	5	4,974
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	25	23,373
5.50%, 12/15/27 (Call 09/15/27)	2	2,085
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	10	10,243
3.30%, 01/15/26 (Call 10/15/25)	25	27,324
3.38%, 12/01/27 (Call 09/01/27)	48	52,767
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	50	53,525
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	5	5,597
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	5	5,633
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,959
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	31	35,984
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	10	11,067
4.88%, 06/01/26 (Call 03/01/26)	5	5,733
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(b)	10	10,209
4.13%, 08/15/30 (Call 02/15/25)(b)	5	5,154
4.63%, 12/01/29 (Call 12/01/24)(b)	25	26,649
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	50	50,818
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	50	54,139
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	25	29,420
6.95%, 10/01/27	5	6,480

		1,527,993

Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	5	4,995
4.00%, 10/15/30 (Call 10/15/25)(b)	45	44,834
4.38%, 01/15/28 (Call 11/15/22)(b)	20	20,638
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	5	5,151
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	20	22,502
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	5	5,180
4.75%, 03/01/30 (Call 03/01/25)	10	10,596
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	28,699
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	5	5,978

Security	Par (000)	Value

Retail (continued)
Carvana Co., 5.88%, 10/01/28 (Call 10/01/23)(b)	$5	$5,072
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	10,278
3.00%, 05/18/27 (Call 02/18/27)	5	5,627
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	20	21,833
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	5	5,188
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	40	46,234
4.13%, 05/01/28 (Call 02/01/28)	5	5,898
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	41,442
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(b)	5	5,152
Gap Inc. (The), 8.88%, 05/15/27 (Call 05/15/23)(b)	25	29,043
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	5	5,113
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	15	16,140
2.80%, 09/14/27 (Call 06/14/27)	50	55,529
2.95%, 06/15/29 (Call 03/15/29)	25	28,286
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(b)	10	10,347
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	25,949
L Brands Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)	10	10,966
6.69%, 01/15/27	5	5,350
6.88%, 07/01/25 (Call 07/01/22)(b)	10	10,791
9.38%, 07/01/25(b)	10	12,191
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	5	5,421
3.10%, 05/03/27 (Call 02/03/27)	8	8,966
3.65%, 04/05/29 (Call 01/05/29)	60	69,860
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	50	52,662
3.50%, 03/01/27 (Call 12/01/26)	5	5,685
3.70%, 01/30/26 (Call 10/30/25)	30	34,003
3.80%, 04/01/28 (Call 01/01/28)	15	17,551
Michaels Stores Inc.
4.75%, 10/01/27 (Call 10/01/23)(b)	5	5,018
8.00%, 07/15/27 (Call 07/15/22)(b)	9	9,316
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/22)	25	26,501
Nordstrom Inc.
4.38%, 04/01/30 (Call 01/01/30)	5	4,813
6.95%, 03/15/28	5	5,531
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	29	34,395
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	5	5,067
5.50%, 05/15/26 (Call 05/15/21)	5	5,202
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	10	10,216
4.75%, 02/15/27 (Call 11/15/26)	5	5,176
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(b)	10	10,214
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/28/20)	5	5,150
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	10	10,414
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	25	25,197
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	5	5,404
3.50%, 03/01/28 (Call 12/01/27)	6	6,889
3.55%, 08/15/29 (Call 05/15/29)	50	58,261
4.00%, 11/15/28 (Call 08/15/28)	5	5,939

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	$10	$10,921
2.50%, 04/15/26	10	11,017
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	50	60,108
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	35	38,811
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	5	5,500
3.25%, 07/08/29 (Call 04/08/29)	10	11,662
3.70%, 06/26/28 (Call 03/26/28)	60	70,853
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	5	5,318
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(b)	10	10,809

		1,162,852

Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	5	5,422
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	5	5,674
3.90%, 12/15/25 (Call 09/15/25)	15	17,114
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	25	27,552
3.88%, 01/15/27 (Call 10/15/26)	60	67,363
Broadcom Inc.
4.25%, 04/15/26 (Call 02/15/26)	60	68,535
4.75%, 04/15/29 (Call 01/15/29)	10	11,900
5.00%, 04/15/30 (Call 01/15/30)	60	72,705
Entegris Inc., 4.63%, 02/10/26 (Call 12/11/20)(b)	5	5,154
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	30	32,840
3.90%, 03/25/30 (Call 12/25/29)	50	60,421
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	42,055
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	35	42,948
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)(b)	50	56,507
3.88%, 06/18/26 (Call 04/18/26)(b)	5	5,674
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	20	20,581
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	10	10,780
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	35	37,158
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	10	10,785
2.90%, 11/03/27 (Call 08/03/27)	5	5,601

		606,769

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	35	39,160

Software — 0.5%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	5	5,679
3.40%, 06/15/27 (Call 03/15/27)	20	22,713
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5	5,372
2.30%, 02/01/30 (Call 11/01/29)	10	10,869
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	22,674
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	10	10,152
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(b)	5	5,404
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	5	5,468
3.40%, 06/27/26 (Call 03/27/26)	6	6,759

Security	Par (000)	Value

Software (continued)
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(b)	$15	$15,414
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	5,629
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	15	15,691
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	10	10,535
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(b)	3	3,219
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(b)	6	6,744
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	5	5,957
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	12	13,348
3.75%, 05/21/29 (Call 02/21/29)	50	58,390
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	50	57,462
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	20	20,761
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	50	54,489
3.30%, 02/06/27 (Call 11/06/26)	45	51,395
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(b)	20	21,398
4.75%, 08/01/26 (Call 08/01/21)(b)	5	5,186
5.38%, 05/15/27 (Call 05/15/22)(b)	10	10,723
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	25	26,427
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	15	15,551
5.88%, 06/01/26 (Call 06/01/21)(b)	5	5,228
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	15,763
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	50	56,079
3.25%, 11/15/27 (Call 08/15/27)	50	56,702
Rackspace Technology Global Inc., 5.38%, 12/01/28 (Call 12/01/23)(b)	5	5,223
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	20	23,574
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	20	21,418
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/21)(b)	10	10,110
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	30	33,603

		721,109

Telecommunications — 1.2%
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/22)(b)	200	208,802
AT&T Inc.
3.80%, 02/15/27 (Call 11/15/26)	10	11,432
4.10%, 02/15/28 (Call 11/15/27)	60	70,666
4.13%, 02/17/26 (Call 11/17/25)	50	58,066
4.30%, 02/15/30 (Call 11/15/29)	50	59,816
4.35%, 03/01/29 (Call 12/01/28)	30	35,784
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	15	15,820
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	15	15,514
4.50%, 01/15/29 (Call 01/15/24)(b)	25	25,480
5.13%, 12/15/26 (Call 12/15/22)(b)	20	20,885
Series G, 6.88%, 01/15/28	10	11,441
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	40	43,971
2.95%, 02/28/26	5	5,578
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/22)(b)	10	10,553
7.13%, 07/01/28 (Call 07/01/23)(b)	10	10,650
8.25%, 03/01/27 (Call 03/01/22)(b)	15	16,206

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
CommScope Technologies LLC, 5.00%, 03/15/27 (Call 03/15/22)(b)	$10	$9,930
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	25	25,920
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(b)	5	5,413
Frontier Communications Corp.
5.00%, 05/01/28 (Call 05/01/24)(b)	8	8,118
5.88%, 10/15/27 (Call 10/15/23)(b)	15	15,785
6.75%, 05/01/29 (Call 05/01/24)(b)	15	15,518
Hughes Satellite Systems Corp.
5.25%, 08/01/26	25	27,515
6.63%, 08/01/26	5	5,561
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	5	5,414
3.63%, 01/15/29 (Call 01/15/24)(b)	20	20,041
4.25%, 07/01/28 (Call 07/01/23)(b)	25	25,809
4.63%, 09/15/27 (Call 09/15/22)(b)	25	26,063
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	15	15,533
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	10	11,898
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(b)	5	5,080
Sprint Capital Corp., 6.88%, 11/15/28	50	64,922
Sprint Corp., 7.63%, 03/01/26 (Call 11/01/25)	15	18,643
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(b)	10	10,152
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	5	5,123
6.50%, 10/15/27 (Call 10/15/22)(b)	5	5,145
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	16,311
3.70%, 09/15/27 (Call 06/15/27)	5	5,697
T-Mobile USA Inc.
3.88%, 04/15/30 (Call 01/15/30)(b)	125	143,367
4.50%, 02/01/26 (Call 02/01/21)	10	10,268
4.75%, 02/01/28 (Call 02/01/23)	25	26,856
5.38%, 04/15/27 (Call 04/15/22)	5	5,352
6.50%, 01/15/26 (Call 01/15/21)	25	25,970
Verizon Communications Inc.
2.63%, 08/15/26	10	10,938
4.02%, 12/03/29 (Call 09/03/29)	50	59,646
4.13%, 03/16/27	75	88,838
4.33%, 09/21/28	54	65,545
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(b)	10	10,522
Vodafone Group PLC
4.38%, 05/30/28	50	59,976
7.00%, 04/04/79 (Call 01/04/29)(a)	25	30,705
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	15	15,191
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(b)	20	19,927
6.13%, 03/01/28 (Call 03/01/23)(b)	10	10,532

		1,553,888

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2	2,178
3.90%, 11/19/29 (Call 08/19/29)	25	27,973
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(b)	25	26,299

		56,450

Security	Par (000)	Value

Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	$10	$11,526
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	5	5,699
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	5	5,475
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	5	5,192
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	5	5,861
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	60	70,140
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	21	23,947
4.20%, 10/17/28 (Call 07/17/28)	5	6,002
4.25%, 05/15/30 (Call 02/15/30)	50	60,877
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	5	5,732
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	5	5,393
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	10	10,855
3.80%, 08/01/28 (Call 05/01/28)	15	17,567
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	15	16,374
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	15	15,985
2.40%, 02/05/30 (Call 11/05/29)	10	10,848
2.75%, 03/01/26 (Call 12/01/25)	25	27,323
3.95%, 09/10/28 (Call 06/10/28)	20	23,719
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	5	5,468
3.05%, 11/15/27 (Call 08/15/27)	5	5,650
4.45%, 04/01/30 (Call 01/01/30)	60	75,607

		415,240

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(b)	5	5,678
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	25	27,414
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/26 (Call 08/15/26)(b)	25	27,708
4.45%, 01/29/26 (Call 11/29/25)(b)	5	5,738

		66,538

Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	5	5,849

Total Corporate Bonds & Notes — 27.9% (Cost: $34,255,800)		36,575,047

Foreign Government Obligations(e)

Argentina — 0.1%
Argentina Bonar Bonds
0.13%, 07/09/30(f)	130	48,514
1.00%, 07/09/29	30	12,242
Argentine Republic Government International Bond
0.13%, 07/09/30 (Call 12/28/20)(f)	180	70,694
1.00%, 07/09/29 (Call 12/28/20)	41	17,397

		148,847

Bahrain — 0.2%
CBB International Sukuk Programme Co. SPC, 4.50%, 03/30/27(d)	200	210,374

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil — 0.2%
Brazilian Government International Bond
4.63%, 01/13/28 (Call 10/13/27)	$200	$222,338
10.13%, 05/15/27	25	35,309

		257,647

Canada — 0.2%
Province of Alberta Canada, 3.30%, 03/15/28	40	46,185
Province of British Columbia Canada, 2.25%, 06/02/26	5	5,445
Province of New Brunswick Canada, 3.63%, 02/24/28	15	17,497
Province of Ontario Canada, 2.50%, 04/27/26	55	60,274
Province of Quebec Canada
2.50%, 04/20/26	10	10,933
2.75%, 04/12/27	50	55,834
Series PD, 7.50%, 09/15/29	10	15,198

		211,366

China — 0.2%
Export-Import Bank of China (The), 3.38%, 03/14/27(d)	200	220,552

Colombia — 0.2%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	207,828

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 01/25/27(d)	100	112,532

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(b)(g)	12	5,248
0.50%, 07/31/30(b)(f)	37	24,111

		29,359

Egypt — 0.2%
Egypt Government International Bond, 5.88%, 06/11/25(d)	200	211,410

Indonesia — 0.3%
Indonesia Government International Bond, 3.85%, 07/18/27(d)	200	228,186
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/26(d)	200	231,406

		459,592

Lebanon — 0.0%
Lebanon Government International Bond, 6.60%, 11/27/26(d)(h)	25	3,479

Mexico — 0.2%
Mexico Government International Bond, 4.50%, 04/22/29	200	231,104

Oman — 0.1%
Oman Government International Bond, 4.75%, 06/15/26(d)	200	192,512

Panama — 0.1%
Panama Government International Bond
8.88%, 09/30/27	48	68,744
9.38%, 04/01/29	46	70,916

		139,660

Peru — 0.1%
Peruvian Government International Bond, 2.84%, 06/20/30	100	108,997

Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	200	221,286

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	25	28,215

Security	Par (000)	Value

Qatar — 0.2%
Qatar Government International Bond, 4.50%, 04/23/28(d)	$200	$242,022

Russia — 0.2%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(d)	200	226,860

Saudi Arabia — 0.4%
KSA Sukuk Ltd., 2.97%, 10/29/29(d)	200	214,688
Saudi Government International Bond, 2.90%, 10/22/25(d)	300	322,341

		537,029

South Africa — 0.1%
Republic of South Africa Government International Bond, 4.85%, 09/30/29	200	205,754

Supranational — 0.5%
Asian Development Bank
1.75%, 09/19/29	70	74,903
1.88%, 01/24/30	5	5,412
2.00%, 04/24/26	10	10,776
2.50%, 11/02/27	35	39,104
2.63%, 01/12/27	30	33,493
2.75%, 01/19/28	20	22,742
European Investment Bank
0.00%, 11/06/26(g)	30	28,885
1.63%, 10/09/29	50	53,079
2.13%, 04/13/26	25	27,147
2.38%, 05/24/27(c)	5	5,540
Inter-American Development Bank
2.25%, 06/18/29	55	61,018
2.38%, 07/07/27	35	38,664
3.13%, 09/18/28	55	64,577
International Bank for Reconstruction & Development
0.88%, 05/14/30	100	99,320
1.75%, 10/23/29	50	53,545

		618,205

Turkey — 0.2%
Turkey Government International Bond
4.25%, 04/14/26	200	192,248
11.88%, 01/15/30(c)	50	70,475

		262,723

Ukraine — 0.1%
Ukraine Government International Bond, 7.75%, 09/01/25(d)	150	164,751

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, 2.50%, 09/30/29(d)	200	215,530
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	208,860

		424,390

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	25	29,343

Venezuela — 0.0%
Venezuela Government International Bond, 7.64%, 04/21/25(d)(h)	15	1,357

Total Foreign Government Obligations — 4.4% (Cost: $5,363,255)		5,707,194

Municipal Debt Obligations

California — 0.0%
State of California GO, 2.50%, 10/01/29	50	54,436

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California RB, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	$10	$10,061

		64,497

Total Municipal Debt Obligations — 0.0% (Cost: $62,519)		64,497

U.S. Government Agency Obligations

Mortgage-Backed Securities — 48.2%
Federal Home Loan Mortgage Corp.
1.50%, 12/01/50(i)	150	151,735
2.00%, 12/01/35(i)	325	338,381
2.00%, 12/01/50(i)	3,300	3,427,377
2.50%, 01/01/33	16	17,130
3.00%, 03/01/46	267	280,634
3.00%, 07/01/46	15	15,869
3.00%, 08/01/46	117	123,075
3.00%, 09/01/46	67	71,545
3.00%, 10/01/46	35	38,044
3.00%, 12/01/46	385	406,379
3.00%, 01/01/47	63	66,639
3.00%, 02/01/47	198	208,063
3.00%, 06/01/47	126	135,178
3.00%, 08/01/47	24	24,951
3.00%, 09/01/47	49	51,341
3.00%, 10/01/47	39	41,202
3.50%, 06/01/34	23	24,164
3.50%, 03/01/38	120	127,707
3.50%, 10/01/42	80	87,064
3.50%, 10/01/44	43	46,488
3.50%, 03/01/46	177	193,784
3.50%, 12/01/46	28	30,239
3.50%, 01/01/47	38	39,936
3.50%, 04/01/47	88	93,292
3.50%, 07/01/47	77	82,436
3.50%, 08/01/47	12	13,086
3.50%, 09/01/47	143	152,988
3.50%, 12/01/47	12	12,528
3.50%, 02/01/48	159	168,393
3.50%, 03/01/48	71	75,817
3.50%, 05/01/48	51	54,243
3.50%, 04/01/49	124	133,426
3.50%, 05/01/49	19	20,465
3.50%, 06/01/49	36	39,144
4.00%, 09/01/45	28	30,690
4.00%, 02/01/46	181	197,566
4.00%, 10/01/46	14	15,377
4.00%, 10/01/47	6	6,927
4.00%, 01/01/48	62	66,485
4.00%, 02/01/48	25	26,374
4.00%, 06/01/48	47	51,719
4.00%, 12/01/48	36	39,255
4.00%, 01/01/49	12	13,652
4.50%, 10/01/48	50	55,142
4.50%, 01/01/49	37	40,183
5.00%, 12/01/41	394	448,710
Federal National Mortgage Association
2.50%, 11/01/50	175	184,124
2.50%, 12/01/50	877	919,368

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/01/47	$50	$53,188
3.50%, 06/01/50	4,276	4,574,125
3.50%, 11/01/51	500	544,946
4.00%, 02/01/47	51	56,365
4.00%, 02/01/57	37	41,358
4.50%, 12/01/50(i)	1,020	1,105,423
5.00%, 12/01/50(i)	624	689,820
Series 2018-M12, Class A2, 3.78%, 08/25/30(a)	280	335,529
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	88	96,912
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	35	38,107
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	100	113,144
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	175	208,262
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	100	118,932
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	100	117,496
Series K-1512, Class A2, 2.99%, 05/25/31	70	80,102
Government National Mortgage Association
1.50%, 12/01/50(i)	275	280,672
2.00%, 12/01/50(i)	1,500	1,569,266
2.50%, 12/20/46	83	88,005
2.50%, 01/20/47	40	42,603
2.50%, 08/20/50	251	264,728
2.50%, 09/20/50	349	368,837
2.50%, 12/01/50(i)	703	740,817
3.00%, 05/20/45	175	185,491
3.00%, 07/20/45	146	155,556
3.00%, 10/20/45	16	16,654
3.00%, 11/20/45	489	518,724
3.00%, 02/20/46	56	59,180
3.00%, 05/20/46	41	43,162
3.00%, 06/20/46	51	54,464
3.00%, 07/20/46	44	46,079
3.00%, 08/20/46	232	246,195
3.00%, 09/20/46	139	147,603
3.00%, 11/20/46	70	73,796
3.00%, 12/20/46	71	75,052
3.00%, 02/20/47	42	44,523
3.00%, 06/20/47	67	70,239
3.00%, 11/20/47	295	311,229
3.00%, 12/20/47	318	334,992
3.00%, 01/20/48	144	151,609
3.00%, 02/20/48	49	51,794
3.00%, 04/20/49	909	959,187
3.00%, 09/20/49	47	48,887
3.00%, 01/20/50	331	345,828
3.00%, 02/20/50	404	424,354
3.00%, 06/20/50	247	259,017
3.00%, 08/20/50	273	286,340
3.00%, 12/01/50(i)	241	251,544
3.50%, 09/20/42	403	439,697
3.50%, 10/20/42	17	18,321
3.50%, 12/20/42	323	352,662
3.50%, 04/20/43	120	130,773
3.50%, 11/20/45	96	103,408
3.50%, 12/20/45	9	10,084
3.50%, 03/20/46	112	120,631
3.50%, 04/20/46	52	56,283
3.50%, 06/20/46	191	205,019
3.50%, 12/20/46	45	48,187
3.50%, 01/20/47	13	13,717

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/20/47	$32	$34,901
3.50%, 03/20/47	15	16,459
3.50%, 09/20/47	52	55,261
3.50%, 11/20/47	82	87,294
3.50%, 12/15/47	76	82,360
3.50%, 02/20/48	48	51,419
3.50%, 04/20/48	101	110,602
3.50%, 08/20/48	104	110,324
3.50%, 01/20/49	42	45,324
3.50%, 03/20/50	170	179,732
3.50%, 05/20/50	309	326,054
3.50%, 08/20/50	1,069	1,145,333
3.50%, 12/01/50(i)	976	1,030,865
4.00%, 04/20/47	226	242,946
4.00%, 06/20/47	147	158,288
4.00%, 07/20/47	411	441,819
4.00%, 11/20/47	83	89,690
4.00%, 03/20/48	118	127,445
4.00%, 04/20/48	58	62,188
4.00%, 05/15/48	35	37,016
4.00%, 05/20/48	143	152,904
4.00%, 08/20/48	148	157,588
4.00%, 09/20/48	59	62,732
4.00%, 11/20/48	313	334,741
4.00%, 02/20/50	255	271,538
4.00%, 12/01/50(i)	83	88,200
4.50%, 10/20/46	90	100,329
4.50%, 06/20/47	12	13,409
4.50%, 04/20/48	38	41,165
4.50%, 06/20/48	19	20,656
4.50%, 08/20/48	145	156,859
4.50%, 10/20/48	293	316,630
4.50%, 12/20/48	65	70,325
4.50%, 03/20/49	28	29,742
4.50%, 06/20/49	254	272,250
4.50%, 07/20/49	72	77,462
4.50%, 08/20/49	17	17,949
5.00%, 04/20/48	39	42,516
5.00%, 05/20/48	80	88,358
5.00%, 11/20/48	17	18,415
5.00%, 12/20/48	102	111,798
5.00%, 01/20/49	148	161,376
5.00%, 05/20/49	13	13,747
5.00%, 12/01/50(i)	237	259,191
Uniform Mortgage-Backed Securities
2.50%, 04/01/32	49	51,601
2.50%, 07/01/35	49	51,840
2.50%, 10/01/35	50	53,310
2.50%, 12/16/35(i)	249	258,931
2.50%, 04/01/47	59	61,978
2.50%, 10/01/49	20	20,420
2.50%, 01/01/50	77	80,452
2.50%, 06/01/50	74	78,662
2.50%, 07/01/50	99	105,836
2.50%, 08/01/50	151	159,782
2.50%, 09/01/50	865	913,446
2.50%, 10/01/50	1,224	1,288,729
2.50%, 11/01/50	1,627	1,715,966
2.50%, 12/14/50(i)	1,748	1,831,586
3.00%, 03/01/30	76	79,626

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/31	$56	$59,447
3.00%, 02/01/31	16	16,782
3.00%, 02/01/32	16	17,463
3.00%, 06/01/32	15	15,919
3.00%, 11/01/32	16	17,576
3.00%, 12/01/32	15	15,820
3.00%, 01/01/33	15	16,220
3.00%, 02/01/33	16	16,945
3.00%, 09/01/34	137	146,215
3.00%, 12/01/34	137	143,224
3.00%, 12/16/35(i)	289	302,564
3.00%, 11/01/42	9	9,940
3.00%, 09/01/43	12	12,404
3.00%, 01/01/44	17	17,857
3.00%, 10/01/44	199	211,156
3.00%, 03/01/45	101	107,845
3.00%, 05/01/45	47	50,520
3.00%, 07/01/46	692	730,471
3.00%, 08/01/46	46	49,570
3.00%, 11/01/46	471	496,890
3.00%, 12/01/46	292	308,260
3.00%, 01/01/47	117	122,874
3.00%, 02/01/47	385	405,427
3.00%, 03/01/47	222	233,900
3.00%, 07/01/47	110	115,756
3.00%, 08/01/47	16	16,358
3.00%, 12/01/47	105	109,541
3.00%, 03/01/48	37	39,229
3.00%, 11/01/48	150	157,167
3.00%, 09/01/49	207	221,305
3.00%, 11/01/49	19	20,225
3.00%, 12/01/49	1,247	1,300,856
3.00%, 02/01/50	410	430,219
3.00%, 03/01/50	139	146,150
3.00%, 04/01/50	305	319,892
3.00%, 05/01/50	51	53,823
3.00%, 07/01/50	586	615,617
3.00%, 08/01/50	1,506	1,579,488
3.00%, 09/01/50	196	205,602
3.00%, 12/14/50(i)	751	784,531
3.50%, 03/01/33	17	18,839
3.50%, 04/01/33	28	30,509
3.50%, 05/01/33	17	18,573
3.50%, 07/01/34	34	36,132
3.50%, 08/01/34	26	27,462
3.50%, 12/16/35(i)	118	124,859
3.50%, 02/01/45	20	22,177
3.50%, 01/01/46	28	31,162
3.50%, 03/01/46	100	108,308
3.50%, 07/01/46	15	16,223
3.50%, 08/01/46	585	634,458
3.50%, 10/01/46	132	141,023
3.50%, 12/01/46	105	113,455
3.50%, 01/01/47	137	147,004
3.50%, 02/01/47	49	52,795
3.50%, 05/01/47	29	32,216
3.50%, 08/01/47	34	35,971
3.50%, 11/01/47	19	20,533
3.50%, 01/01/48	284	302,135
3.50%, 02/01/48	320	341,711

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/48	$14	$14,301
3.50%, 04/01/48	98	104,223
3.50%, 05/01/48	21	23,318
3.50%, 06/01/48	86	91,015
3.50%, 11/01/48	30	31,790
3.50%, 01/01/49	140	148,125
3.50%, 04/01/49	19	20,776
3.50%, 06/01/49	187	203,689
3.50%, 07/01/49	327	346,586
3.50%, 11/01/49	198	208,995
3.50%, 02/01/50	284	298,971
3.50%, 03/01/50	105	110,353
3.50%, 05/01/50	171	181,560
4.00%, 07/01/32	18	19,637
4.00%, 05/01/33	16	16,833
4.00%, 06/01/33	15	15,920
4.00%, 07/01/33	11	11,721
4.00%, 12/01/33	46	48,670
4.00%, 12/16/35(i)	44	46,686
4.00%, 06/01/38	15	16,081
4.00%, 01/01/45	87	95,443
4.00%, 03/01/45	16	17,546
4.00%, 06/01/45	33	36,684
4.00%, 06/01/46	137	153,586
4.00%, 07/01/46	511	554,434
4.00%, 10/01/46	18	19,716
4.00%, 02/01/47	13	14,495
4.00%, 08/01/47	12	12,760
4.00%, 09/01/47	103	111,879
4.00%, 10/01/47	91	101,730
4.00%, 01/01/48	119	127,925
4.00%, 09/01/48	11	12,144
4.00%, 10/01/48	66	69,941
4.00%, 11/01/48	80	85,677
4.00%, 12/01/48	42	44,671
4.00%, 01/01/49	25	27,417
4.00%, 02/01/49	24	25,322
4.00%, 03/01/49	78	84,440
4.00%, 04/01/49	93	102,330
4.00%, 05/01/49	55	60,516
4.00%, 06/01/49	128	138,526
4.00%, 07/01/49	96	105,798
4.00%, 08/01/49	209	224,257
4.00%, 11/01/49	95	101,049
4.00%, 12/01/49	67	71,049
4.00%, 02/01/50	18	18,767
4.00%, 04/01/50	705	766,462
4.00%, 05/01/50	170	183,482
4.00%, 06/01/50	196	211,527
4.00%, 12/14/50(i)	2,420	2,581,743
4.50%, 01/01/44	267	291,985
4.50%, 02/01/46	32	35,392
4.50%, 04/01/47	17	18,573
4.50%, 10/01/47	33	37,374
4.50%, 03/01/48	24	26,394
4.50%, 06/01/48	22	24,147
4.50%, 07/01/48	8	8,326
4.50%, 08/01/48	60	66,094
4.50%, 10/01/48	104	113,022
4.50%, 11/01/48	133	145,317

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 12/01/48	$169	$185,295
4.50%, 01/01/49	57	62,260
4.50%, 02/01/49	228	247,446
4.50%, 04/01/49	197	217,597
4.50%, 05/01/49	88	95,890
4.50%, 07/01/49	48	51,713
4.50%, 08/01/49	48	51,792
5.00%, 03/01/48	11	11,773
5.00%, 04/01/48	45	49,581
5.00%, 05/01/48	27	30,406
5.00%, 07/01/48	41	46,287
5.00%, 01/01/49	32	35,745
5.00%, 04/01/49	47	52,761
5.50%, 01/01/47	24	28,343
6.00%, 02/01/49	53	62,231

		63,157,501

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
2.75%, 12/13/24	50	54,668
3.00%, 03/10/28	60	69,194
3.13%, 06/13/25	135	151,172
Federal National Mortgage Association, 1.88%, 09/24/26	75	80,609
Tennessee Valley Authority
2.88%, 09/15/24	25	27,388
Series A, 2.88%, 02/01/27	25	28,139

		411,170

U.S. Government Obligations — 16.9%
U.S. Treasury Note/Bond
0.25%, 10/31/25(c)	100	99,492
0.38%, 09/30/27	1,300	1,280,703
0.63%, 03/31/27	450	452,531
0.63%, 11/30/27	600	600,375
0.63%, 08/15/30	2,550	2,500,195
0.88%, 11/15/30	600	601,781
1.50%, 08/15/26	2,025	2,144,443
1.50%, 02/15/30	300	318,984
1.63%, 05/15/26	500	532,500
1.63%, 08/15/29	735	789,551
1.75%, 12/31/26(c)	245	263,452
1.75%, 11/15/29	350	380,078
2.00%, 11/15/26	750	816,797
2.13%, 05/31/26	600	655,547
2.25%, 03/31/26	230	252,389
2.25%, 02/15/27	475	525,506
2.25%, 08/15/27	300	333,188
2.25%, 11/15/27	735	817,917
2.38%, 05/15/27	475	530,479
2.38%, 05/15/29	700	794,172
2.63%, 01/31/26	600	668,812
2.63%, 02/15/29	840	967,837
2.75%, 06/30/25	100	111,016
2.75%, 02/15/28	775	891,371
2.88%, 04/30/25(c)	50	55,629
2.88%, 07/31/25	200	223,531
2.88%, 05/15/28	950	1,104,375
2.88%, 08/15/28	950	1,107,344
3.00%, 10/31/25	250	282,168
3.13%, 11/15/28	540	641,756
5.25%, 02/15/29	550	749,461

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
6.00%, 02/15/26	$100		$128,727
6.50%, 11/15/26	60		81,169
6.63%, 02/15/27	350		480,840

			22,184,116

Total U.S. Government Agency Obligations — 65.4% (Cost: $83,074,285)			85,752,787

Common Stocks

Media — 0.0%
AMC Entertainment Inc., (Acquired 7/31/20, Cost:0)(j)(k)(l)	0	(m)	231

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp.(k)	0	(m)	4,052

Total Common Stocks — 0.0% (Cost $11,049)			4,283

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(k)	1		1,675

Total Warrants — 0.0% (Cost $1,703)			1,675

Short-Term Investments

Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(n)(o)	16,572		16,581,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(n)(o)(p)	537		537,317

			17,119,105

Total Short-Term Investments — 13.1% (Cost: $17,113,526)			17,119,105

Total Investments Before TBA Sales Commitments — 112.5%
(Cost: $141,991,223)			147,489,352

Security	Par (000)	Value

TBA Sales Commitments

Mortgage-Backed Securities — (0.8)%
Uniform Mortgage-Backed Securities, 2.50%, 12/14/50(i)	$(1,052)	$(1,102,304)

Total TBA Sales Commitments — (0.8)% (Proceeds: $(1,096,826))		(1,102,304)

Total Investments, Net of TBA Sales Commitments — 111.7%
(Cost: $140,894,397)		146,387,048

Other Assets, Less Liabilities — (11.7)%		(15,240,878)

Net Assets — 100.0%		$131,146,170

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	TBA transaction.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Non-income producing security.
(l)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $231, representing less than 0.05% of its net assets as of period end, and an original cost of $0.

(m)	Rounds to less than 1,000.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period-end.
(p)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,984,251	$—		$(3,397,989	)(a)	$(3,263)	$(1,211)	$16,581,788	16,572	$100,097		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	394,171	143,146	(a)	—		—	—	537,317	537	2,638	(b)	—

						$(3,263)	$(1,211)	$17,119,105		$102,735		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 5-10 Year USD Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$2,264,764	$—	$2,264,764
Corporate Bonds & Notes	—	36,575,047	—	36,575,047
Foreign Government Obligations	—	5,707,194	—	5,707,194
Municipal Debt Obligations	—	64,497	—	64,497
U.S. Government & Agency Obligations	—	85,752,787	—	85,752,787
Common Stocks	4,052	—	231	4,283
Warrants	—	1,675	—	1,675
Money Market Funds	17,119,105	—	—	17,119,105

	17,123,157	130,365,964	231	147,489,352

Liabilities
TBA Sales Commitments	—	(1,102,304)	—	(1,102,304)

	$17,123,157	$129,263,660	$231	$146,387,048

Portfolio Abbreviations - Fixed Income

GO	General Obligation

RB	Revenue Bond

TBA	To-Be-Announced